COMMITMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS
Minimum payments	$ 741,900
Operating lease expenses	54,900	$ 54,200	$ 52,100
Ultimate parent and parent corporation
COMMITMENTS
Minimum payments	41,600
Leases | 2018 (Less than one year)
COMMITMENTS
Minimum payments	42,212
Leases | 2019 to 2022
COMMITMENTS
Minimum payments	74,087
Leases | 2023 and thereafter (5 years or more)
COMMITMENTS
Minimum payments	35,232
Other commitments | 2018 (Less than one year)
COMMITMENTS
Minimum payments	94,796
Other commitments | 2019 to 2022
COMMITMENTS
Minimum payments	262,470
Other commitments | 2023 and thereafter (5 years or more)
COMMITMENTS
Minimum payments	$ 233,141